Other Financial Assets - Summary of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	₩ 139,178	₩ 132,890
Short-term loans and receivables Allowance for doubtful accounts	(10)	(13)
Short-term loans and receivables Present value discount	(1,007)	(816)
Short-term loans and receivables	138,161	132,061
Long-term loans and receivables Face value	966,421	968,468
Long-term loans and receivables Allowance for doubtful accounts	(80,783)	(54,824)
Long-term loans and receivables Present value discount	(35,468)	(32,334)
Long-term loans and receivables	850,170	881,310
Loans and receivables Face value	1,105,599	1,101,358
Loans and receivables Allowance for doubtful accounts	(80,793)	(54,837)
Loans and receivables Present value discount	(36,475)	(33,150)
Loans and receivables	988,331	1,013,371
Loans for tuition
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	30,497	30,261
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	(1,007)	(816)
Short-term loans and receivables	29,490	29,445
Long-term loans and receivables Face value	419,684	436,131
Long-term loans and receivables Allowance for doubtful accounts	(24,745)	(37,783)
Long-term loans and receivables Present value discount	(35,468)	(32,334)
Long-term loans and receivables	359,471	366,014
Loans for housing
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	35,560	29,630
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	35,560	29,630
Long-term loans and receivables Face value	301,840	309,446
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	301,840	309,446
Loans for related parties
Loans And Leases Receivable Disclosure [Line Items]
Long-term loans and receivables Face value	222,014	187,728
Long-term loans and receivables Allowance for doubtful accounts	(43,640)	(17,041)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	178,374	170,687
Other loans
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	73,121	72,999
Short-term loans and receivables Allowance for doubtful accounts	(10)	(13)
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	73,111	72,986
Long-term loans and receivables Face value	22,883	35,163
Long-term loans and receivables Allowance for doubtful accounts	(12,398)	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	₩ 10,485	₩ 35,163